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Walthausen Small Cap Value Fund
Summary Section
Investment Objective
• The Walthausen Small Cap Value Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Walthausen Small Cap Value Fund	Institutional	Investor
Sales Charge (Load) Imposed on Purchases	none	none
Deferred Sales Charge (Load)	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Walthausen Small Cap Value Fund		Institutional	Investor
Management Fees		1.00%	1.00%
Distribution 12b-1 Fees		none	none
Other Expenses		0.38%	0.38%
Total Annual Fund Operating Expenses		1.38%	1.38%
Fee Waiver / Expense Reimbursement	[1]	(0.40%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver		0.98%	1.21%
[1]	The Advisor has contractually agreed to waive Services Agreement fees and Management Fees to the extent necessary to maintain total annual operating expenses of the Institutional Class Shares and Investor Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 0.98% and 1.21% respectively, of its average daily net assets through May 31, 2023. The Advisor may not terminate the fee waiver before May 31, 2023. The Trustees may terminate the expense waiver upon notice to the Advisor.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Walthausen Small Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional	100	398	717	1,623
Investor	123	420	739	1,643

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71.40% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of small capitalization companies that the Advisor believes have the potential for capital appreciation. Small capitalization companies are defined as those with market capitalizations of $2 billion or less at the time of purchase. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowing for investment purposes in common stocks of small capitalization companies, as defined above. The Fund emphasizes a “value”*investment style, investing in companies that appear under-priced according to certain financial measurements of their worth or business prospects.

The Principal Risks of Investing in the Fund

As with all mutual funds, there is the risk that you could lose some or all of your investment in the Fund.

Risks of Investing in Small Capitalization Companies

The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies and small capitalization companies may experience higher failure rates than do larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor’s strategy may fail to produce the intended results.

Performance

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to year for the past ten years, together with the best and worst quarters during that time. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Returns and performance below are for the Investor Class shares. Because the Investor Class has higher expenses than the Institutional Class, its performance typically would have been lower than that of the Institutional Class. Updated performance information is available on the Fund’s website at www.walthausenfunds.com or by calling 1-888-925-8428.

The year-to-date return as of March 31, 2022 was -6.12% for the Investor Class. Best Quarter (December 31, 2020) +27.27% Worst Quarter (March 31, 2020) -34.21%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/21
Average Annual Total Returns - Walthausen Small Cap Value Fund		1 Year	5 Years	10 Years
Investor		36.99%	8.14%	12.11%
Investor | After Taxes on Distributions		25.39%	5.20%	9.66%
Investor | After Taxes on Distributions and Sales		25.78%	5.70%	9.35%
Institutional	[1]	37.28%
Russell 2000 Value Index (does not reflect deductions for fees, expenses or taxes)		28.27%	9.07%	12.03%
[1]	Institutional Class inception date 12/31/18.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Walthausen Focused Small Cap Value Fund
Summary Section
Investment Objective
• The Walthausen Focused Small Cap Value Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Walthausen Focused Small Cap Value Fund Institutional Class
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Walthausen Focused Small Cap Value Fund Institutional Class
Management Fees	0.85%
Distribution 12b-1 Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver / Expense Reimbursement	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.85%
[1]	The Advisor has contractually agreed to waive Services Agreement fees to the extent necessary to maintain total annual operating expenses of the Institutional Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 0.85% of its average daily net assets through May 31, 2026. The Advisor may not terminate the fee waiver before May 31, 2026. The Trustees may terminate the expense waiver upon notice to the Advisor.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Walthausen Focused Small Cap Value Fund | Institutional Class | USD ($)	87	271	495	1,204

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.71% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of small capitalization companies that Walthausen & Co., LLC (the "Advisor") believes have the potential for capital appreciation. The Advisor invests in small capitalization companies with market capitalizations below that of the largest member of the Russell 2000 Index at the time of purchase. As of April 30, 2022, the capitalization of the largest member of the Russell 2000 Index was $15.1 billion. The Fund typically invests in 30 to 50 companies. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. common stocks of small capitalization companies, as defined above. The Fund emphasizes a "value" investment style, investing in companies that appear underpriced according to certain financial measurements of their worth or business prospects. Financial measures which are used to assess value are Price to Book ratio and Enterprise Value to EBITDA (Earnings before interest, taxes, depreciation and amortization) ratio and other widely used valuation metrics. Those ratios are compared to similar metrics for the market and comparable securities. The Advisor defines Enterprise Value as the market value of a company's equity, debt and unfunded pension claims, less cash. EBITDA is a company's earnings before interest, taxes, depreciation and amortization.

The Advisor may sell a company when the company reaches the Advisor's projection of the stock's future target price, as determined by applying the Advisor's understanding of historical valuation metrics, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, or when the Advisor determines that management of the company is not enhancing shareholder value. These portfolio reviews are conducted continuously through close monitoring of stock prices, changes in the economy, and corporate developments.

The Principal Risks of Investing in the Fund

As with all mutual funds, there is the risk that you could lose some or all of your investment in the Fund.

Risks of Investing in Small Capitalization Companies

The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies and small capitalization companies may experience higher failure rates than do larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund's investments and could impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to a projected future value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor’s strategy may fail to produce the intended results.

Performance

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to year for the past ten years, together with the best and worst quarters during that time. The performance table compares the performance of the Fund’s Institutional Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.walthausenfunds.com or by calling 1-888-925-8428. Prior to October 15, 2020 the Fund was called the Walthausen Select Value Fund.

The year-to-date return as of March 31, 2022 was 0.49% for the Institutional Class. Best Quarter (December 31, 2020) +27.00% Worst Quarter (March 31, 2020) -30.51%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/21
Average Annual Total Returns - Walthausen Focused Small Cap Value Fund	1 Year	5 Years	10 Years
Institutional Class	28.33%	10.77%	12.07%
Institutional Class | After Taxes on Distributions	21.67%	6.98%	9.72%
Institutional Class | After Taxes on Distributions and Sales	19.20%	7.50%	9.28%
Russell 2000 Value Index (does not reflect deductions for fees, expenses or taxes)	28.27%	9.07%	12.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.